Shareholder Report, Line Graph (Details) B297336_Direxion Daily Mid Cap Bull 3X Shares_TF_TSR Annual {TF} - USD ($)											12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2025
Direxion Daily Mid Cap Bull 3X Shares
Account Value [Line Items]
Line Graph and Table Measure Name											Direxion Daily Mid Cap Bull 3X Shares NAV
Accumulated Value	$ 25,018	$ 13,105	$ 16,868	$ 30,778	$ 10,498	$ 19,300	$ 17,382	$ 18,873	$ 10,782	$ 10,000	$ 23,407
S&P Mid Cap 400 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Mid Cap 400® Index
Accumulated Value	$ 24,755	$ 18,614	$ 18,814	$ 21,268	$ 14,283	$ 14,449	$ 13,254	$ 13,120	$ 10,626	$ 10,000	$ 26,335